Finance income, finance costs and revaluation of financial instruments	12 Months Ended
Dec. 31, 2018
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Finance income, finance costs and revaluation of financial instruments

6. Finance income, finance costs and revaluation of financial instruments

Finance income includes:

	2018 £m	2017 £m	2016 £m
Income from equity investments	15.4	16.8	12.5
Interest income	89.4	78.4	67.9
	104.8	95.2	80.4

Finance costs include:

	2018 £m	2017 £m	2016 £m
Net interest expense on pension plans (note 22)	4.4	6.3	6.7
Interest on other long-term employee benefits	4.0	3.9	2.7
Interest expense and similar charges[1]	280.9	259.6	245.1
	289.3	269.8	254.5

Revaluation of financial instruments include:

	2018 £m	2017 £m	2016 £m
Movements in fair value of treasury instruments	(12.4)	1.1	(19.5)
Revaluation of investments held at fair value through profit or loss	68.2	–	–
Revaluation of put options over non-controlling interests	34.5	52.5	(17.2)
Revaluation of payments due to vendors (earnout agreements)	82.6	208.6	(11.6)
	172.9	262.2	(48.3)

Note

[1]	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.

The majority of the Group’s long-term debt is represented by $2,784 million of US dollar bonds at an average interest rate of 4.46%, €3,700 million of Eurobonds at an average interest rate of 1.64% and £600 million of Sterling bonds at an average interest rate of 4.04%.

Average borrowings under the US Dollar Revolving Credit Facilities (note 10) amounted to the equivalent of $125 million at an average interest rate of 0.96% (2017: $715 million at an average interest rate of 0.78%).

Average borrowings under the Australian dollar Revolving Credit Facilities, amounted to A$439 million at an average rate of 3.27% (2017: A$412 million at an average rate of 3.24%).

Average borrowings under the US Commercial Paper Programme for 2018 amounted to $540 million at an average interest rate of 2.28% inclusive of margin (2017: $860 million at an average interest rate of 1.47% inclusive of margin).